Warrants to Purchase Common Stock - Schedule of Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Warrant Activity Abstract
Warrants, number of shares (in shares)	109,584		109,584
Warrants , weighted average exercise price (in dollars per share)	$ 13.25		$ 13.25
Warrants , weighted average remaining life (Year)	3 years 3 months 3 days	3 years 6 months 10 days	4 years 6 months 10 days
Issued, number of shares (in shares)	0	0
Issued, weighted average exercise price (in dollars per share)	$ 0	$ 0
Forfeited, number of shares (in shares)	(21,074)	0
Forfeited, weighted average exercise price (in dollars per share)	$ 7.8	$ 0
Exercised, number of shares (in shares)	0	0
Exercised, weighted average exercise price (in dollars per share)	$ 0	$ 0
Warrants, number of shares (in shares)	88,510	109,584
Warrants , weighted average exercise price (in dollars per share)	$ 14.54	$ 13.25